Restricted cash - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash And Cash Equivalents Items [Line Items]
Escrow amount deposited for business acquisition	$ 506,000
Remaining restricted cash excluding escrow deposit	$ 41,639,000	$ 23,852,000
Fixed interest weighted average rate	0.57%	1.85%
Restricted cash	$ 42,145,000	$ 23,852,000	$ 0
US$
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	41,613,000	21,463,000
HK$
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 26,000	$ 2,389,000